Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 3,827	R 3,804
Movements recognised in the income statement:	495	477
current service cost	36	38
interest cost	459	439
Actuarial losses/(gains) recognised in other comprehensive income:	137	(222)
arising from changes in financial assumptions	128	(211)
arising from change in actuarial experience	9	(11)
Benefits paid	(289)	(269)
Translation of foreign operations	(9)	37
Ending balance	4,161	3,827
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,567	3,556
Movements recognised in the income statement:	469	452
current service cost	22	25
interest cost	447	427
Actuarial losses/(gains) recognised in other comprehensive income:	151	(191)
arising from changes in financial assumptions	138	(197)
arising from change in actuarial experience	13	6
Benefits paid	(272)	(250)
Ending balance	3,915	3,567
United States of America
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	260	248
Movements recognised in the income statement:	26	25
current service cost	14	13
interest cost	12	12
Actuarial losses/(gains) recognised in other comprehensive income:	(14)	(31)
arising from changes in financial assumptions	(10)	(14)
arising from change in actuarial experience	(4)	(17)
Benefits paid	(17)	(19)
Translation of foreign operations	(9)	37
Ending balance	R 246	R 260